Schedule of Investments (unaudited)	iShares® Morningstar Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Boeing Co. (The)(a)	20,444	$4,093,707
General Dynamics Corp.	8,559	1,815,364
Huntington Ingalls Industries Inc.	864	161,741
L3Harris Technologies Inc.	7,281	1,523,840
Lockheed Martin Corp.	9,085	3,535,246
Northrop Grumman Corp.	5,523	2,042,958
Raytheon Technologies Corp.	55,390	4,995,624
Textron Inc.	2,550	173,553
Woodward Inc.	848	93,509
		18,435,542
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	3,137	328,287
Expeditors International of Washington Inc.	2,676	306,348
FedEx Corp.	9,059	2,227,246
GXO Logistics Inc.(a)	1,269	103,055
United Parcel Service Inc., Class B	19,631	3,969,585
		6,934,521
Airlines — 0.3%
American Airlines Group Inc.(a)	23,911	393,814
Delta Air Lines Inc.(a)	23,635	938,073
Southwest Airlines Co.(a)	22,039	986,466
United Airlines Holdings Inc.(a)	11,958	512,759
		2,831,112
Auto Components — 0.2%
Aptiv PLC(a)	5,721	781,374
Autoliv Inc.	2,907	287,909
BorgWarner Inc.	8,854	388,248
Gentex Corp.	4,618	145,005
Lear Corp.	998	166,986
		1,769,522
Automobiles — 0.7%
Ford Motor Co.	145,358	2,950,767
General Motors Co.(a)	53,765	2,835,029
		5,785,796
Banks — 7.1%
Bank of America Corp.	266,519	12,297,187
Citigroup Inc.	73,430	4,781,762
Citizens Financial Group Inc.	15,739	810,086
Comerica Inc.	4,842	449,241
Commerce Bancshares Inc.	4,099	282,462
Cullen/Frost Bankers Inc.	2,095	295,416
East West Bancorp. Inc.	5,241	452,508
Fifth Third Bancorp.	25,251	1,126,952
First Horizon Corp.	19,971	341,704
First Republic Bank/CA	1,897	329,300
Huntington Bancshares Inc./OH	53,413	804,400
JPMorgan Chase & Co.	109,364	16,251,490
KeyCorp.	34,383	861,638
M&T Bank Corp.	4,753	805,063
People’s United Financial Inc.	15,806	306,320
PNC Financial Services Group Inc. (The)	9,542	1,965,557
Regions Financial Corp.	18,390	421,867
Signature Bank/New York NY	903	275,081
SVB Financial Group(a)	792	462,449
Truist Financial Corp.	49,420	3,104,564
U.S. Bancorp.	49,965	2,907,463
Wells Fargo & Co.	147,553	7,938,351
Security	Shares	Value

Banks (continued)
Western Alliance Bancorp.	1,827	$181,220
Zions Bancorp. NA	5,777	391,796
		57,843,877
Beverages — 2.6%
Coca-Cola Co. (The)	143,861	8,776,959
Constellation Brands Inc., Class A	6,064	1,441,716
Keurig Dr Pepper Inc.	27,441	1,041,386
Molson Coors Beverage Co., Class B	6,957	331,571
Monster Beverage Corp.(a)	5,983	518,846
PepsiCo Inc.	51,167	8,878,498
		20,988,976
Biotechnology — 3.0%
AbbVie Inc.	65,423	8,955,755
Amgen Inc.	20,844	4,734,506
Biogen Inc.(a)	5,426	1,226,276
Gilead Sciences Inc.	46,441	3,189,568
Mirati Therapeutics Inc.(a)	654	78,022
Moderna Inc.(a)	13,080	2,214,836
Novavax Inc.(a)(b)	1,513	141,768
Regeneron Pharmaceuticals Inc.(a)	3,917	2,383,847
United Therapeutics Corp.(a)	1,663	335,710
Vertex Pharmaceuticals Inc.(a)(b)	4,084	992,616
		24,252,904
Building Products — 0.6%
A O Smith Corp.	2,135	163,157
Allegion PLC	1,609	197,473
Builders FirstSource Inc.(a)	7,073	480,893
Carlisle Companies Inc.	750	167,580
Carrier Global Corp.	23,667	1,128,443
Fortune Brands Home & Security Inc.	2,518	237,120
Johnson Controls International PLC	17,183	1,248,689
Lennox International Inc.	495	140,392
Masco Corp.	4,340	274,852
Owens Corning	2,086	185,028
Trane Technologies PLC	5,015	868,096
		5,091,723
Capital Markets — 4.3%
Ameriprise Financial Inc.	4,131	1,257,105
Bank of New York Mellon Corp. (The)	28,190	1,670,539
BlackRock Inc.(c)	5,284	4,348,415
Blackstone Inc., NVS	11,281	1,488,754
Charles Schwab Corp. (The)	24,742	2,169,873
CME Group Inc.	13,310	3,054,645
Franklin Resources Inc.	10,375	331,689
Goldman Sachs Group Inc. (The)	12,562	4,455,490
Intercontinental Exchange Inc.	13,732	1,739,295
Invesco Ltd.	12,604	285,607
Jefferies Financial Group Inc.	7,253	265,750
KKR & Co. Inc.	15,228	1,083,624
Moody’s Corp.	2,471	847,553
Morgan Stanley	53,124	5,447,335
Nasdaq Inc.	1,562	279,926
Northern Trust Corp.	7,737	902,444
Raymond James Financial Inc.	3,070	325,021
S&P Global Inc.	4,972	2,064,474
SEI Investments Co.	2,190	128,356
State Street Corp.	13,500	1,275,750
T Rowe Price Group Inc.	8,301	1,281,923
		34,703,568

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals — 2.3%
Air Products and Chemicals Inc.	6,338	$1,788,077
Axalta Coating Systems Ltd.(a)	3,728	110,386
Celanese Corp.	1,873	291,645
CF Industries Holdings Inc.	7,920	545,451
Corteva Inc.	13,004	625,232
Dow Inc.	27,312	1,631,346
DuPont de Nemours Inc.	19,133	1,465,588
Eastman Chemical Co.	4,966	590,606
Ecolab Inc.	5,573	1,055,805
FMC Corp.	4,682	516,752
International Flavors & Fragrances Inc.	9,398	1,239,784
Linde PLC	13,056	4,160,686
LyondellBasell Industries NV, Class A	9,796	947,567
Mosaic Co. (The)	13,678	546,436
Olin Corp.	2,606	132,046
PPG Industries Inc.	5,058	790,060
RPM International Inc.	3,272	289,932
Scotts Miracle-Gro Co. (The)	765	115,668
Sherwin-Williams Co. (The)	5,987	1,715,335
Westlake Chemical Corp.	537	52,975
		18,611,377
Commercial Services & Supplies — 0.3%
Cintas Corp.	2,005	785,018
IAA Inc.(a)	1,867	85,751
Republic Services Inc.	4,061	518,427
Waste Management Inc.	8,849	1,331,244
		2,720,440
Communications Equipment — 1.3%
Ciena Corp.(a)	3,272	216,966
Cisco Systems Inc.	156,079	8,688,918
F5 Inc.(a)	1,204	249,974
Juniper Networks Inc.	12,007	418,084
Motorola Solutions Inc.	2,967	688,166
		10,262,108
Construction & Engineering — 0.1%
AECOM	2,528	174,761
Quanta Services Inc.	2,802	287,821
		462,582
Construction Materials — 0.0%
Martin Marietta Materials Inc.	825	321,024

Consumer Finance — 0.8%
Ally Financial Inc.	6,932	330,795
American Express Co.	12,095	2,174,923
Capital One Financial Corp.	15,773	2,314,372
Credit Acceptance Corp.(a)(b)	99	53,416
Discover Financial Services	6,227	720,775
Synchrony Financial	20,211	860,787
		6,455,068
Containers & Packaging — 0.5%
Amcor PLC	56,618	679,982
AptarGroup Inc.	1,455	170,672
Avery Dennison Corp.	938	192,684
Ball Corp.	3,739	363,057
Berry Global Group Inc.(a)	4,997	336,898
Crown Holdings Inc.	4,723	540,311
International Paper Co.	14,302	690,071
Packaging Corp. of America	3,509	528,561
Sealed Air Corp.	5,472	371,658
Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	9,859	$455,091
		4,328,985
Distributors — 0.1%
Genuine Parts Co.	5,259	700,656
LKQ Corp.	4,757	261,112
		961,768
Diversified Consumer Services — 0.0%
Service Corp. International	3,335	205,836

Diversified Financial Services — 1.7%
Apollo Global Management Inc.	3,948	276,360
Berkshire Hathaway Inc., Class B(a)	42,069	13,168,438
Equitable Holdings Inc.	13,900	467,596
Voya Financial Inc.	2,258	153,454
		14,065,848
Diversified Telecommunication Services — 1.9%
AT&T Inc.	264,262	6,738,681
Lumen Technologies Inc.	34,028	420,586
Verizon Communications Inc.	153,212	8,155,475
		15,314,742
Electric Utilities — 2.9%
Alliant Energy Corp.	9,247	553,525
American Electric Power Co. Inc.	18,600	1,681,440
Avangrid Inc.	2,689	125,630
Duke Energy Corp.	28,485	2,992,634
Edison International	14,031	881,007
Entergy Corp.	7,422	829,557
Evergy Inc.	8,466	549,951
Eversource Energy	12,696	1,136,165
Exelon Corp.	36,270	2,101,847
FirstEnergy Corp.	20,104	843,564
NextEra Energy Inc.	72,612	5,672,449
NRG Energy Inc.	5,144	205,400
PG&E Corp.(a)	55,720	712,659
Pinnacle West Capital Corp.	4,164	289,856
PPL Corp.	27,723	822,819
Southern Co. (The)	39,257	2,727,969
Xcel Energy Inc.	19,891	1,385,607
		23,512,079
Electrical Equipment — 0.8%
AMETEK Inc.	3,823	522,872
Eaton Corp. PLC	14,772	2,340,328
Emerson Electric Co.	22,162	2,037,796
Hubbell Inc.	1,306	244,601
Plug Power Inc.(a)(b)	7,658	167,480
Regal Rexnord Corp.	2,500	396,200
Rockwell Automation Inc.	1,393	402,884
Sensata Technologies Holding PLC(a)	5,850	335,556
Sunrun Inc.(a)(b)	2,524	65,447
		6,513,164
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	12,408	987,553
Arrow Electronics Inc.(a)	2,572	318,928
CDW Corp./DE	1,947	368,080
Corning Inc.	15,346	645,146
Flex Ltd.(a)	17,380	281,208
Jabil Inc.	5,293	325,467

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	12,106	$1,731,279
		4,657,661
Energy Equipment & Services — 0.4%
Baker Hughes Co.	16,994	466,315
Halliburton Co.	14,717	452,401
Schlumberger NV	51,997	2,031,523
		2,950,239
Entertainment — 0.4%
Activision Blizzard Inc.	17,893	1,413,726
AMC Entertainment Holdings Inc., Class A(a)	10,808	173,577
Electronic Arts Inc.	7,180	952,499
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	290	15,892
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	2,628	158,284
Live Nation Entertainment Inc.(a)	3,443	377,043
Playtika Holding Corp.(a)	1,982	33,753
Take-Two Interactive Software Inc.(a)	1,210	197,641
Zynga Inc., Class A(a)	19,269	174,770
		3,497,185
Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.	2,268	441,897
American Homes 4 Rent, Class A	3,846	150,494
American Tower Corp.	7,663	1,927,244
Americold Realty Trust	5,871	167,030
Apartment Income REIT Corp.	5,796	306,145
AvalonBay Communities Inc.	3,474	848,455
Boston Properties Inc.	5,249	588,308
Camden Property Trust	2,142	342,913
Crown Castle International Corp.	8,456	1,543,305
CubeSmart	3,313	168,102
Digital Realty Trust Inc.	6,700	999,841
Equinix Inc.	1,241	899,601
Equity LifeStyle Properties Inc.	2,375	185,939
Equity Residential.	8,257	732,644
Essex Property Trust Inc.	1,528	508,060
Extra Space Storage Inc.	1,955	387,461
Federal Realty Investment Trust	1,387	176,829
Gaming and Leisure Properties Inc.	8,362	377,795
Healthpeak Properties Inc.	13,607	481,280
Host Hotels & Resorts Inc.(a)	17,117	296,809
Iron Mountain Inc.	10,694	491,068
Kilroy Realty Corp.	1,732	110,848
Kimco Realty Corp.	22,763	552,230
Lamar Advertising Co., Class A	2,121	234,922
Life Storage Inc.	1,201	162,075
Medical Properties Trust Inc.	22,020	501,175
Mid-America Apartment Communities Inc.	2,218	458,416
National Retail Properties Inc.	6,485	287,804
Prologis Inc.	17,259	2,706,556
Public Storage	3,981	1,427,308
Realty Income Corp.	13,690	950,223
Regency Centers Corp.	3,611	259,089
Simon Property Group Inc.	12,191	1,794,515
STORE Capital Corp.	6,355	201,517
UDR Inc.	6,070	345,019
Ventas Inc.	14,742	781,621
VICI Properties Inc.(b)	23,225	664,699
Vornado Realty Trust	3,840	157,478
Welltower Inc.	10,652	922,783
Weyerhaeuser Co.	27,662	1,118,375
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey Inc.	6,880	$533,888
		26,191,761
Food & Staples Retailing — 2.1%
Albertsons Companies Inc., Class A	3,622	101,959
Costco Wholesale Corp.	10,546	5,327,101
Kroger Co. (The)	24,992	1,089,401
Sysco Corp.	18,931	1,479,458
U.S. Foods Holding Corp.(a)(b)	8,226	290,049
Walgreens Boots Alliance Inc.	26,531	1,320,182
Walmart Inc.	52,628	7,357,921
		16,966,071
Food Products — 1.6%
Archer-Daniels-Midland Co.	20,657	1,549,275
Bunge Ltd.	5,190	513,083
Campbell Soup Co.	7,474	329,753
Conagra Brands Inc.	17,714	615,739
Darling Ingredients Inc.(a)	3,342	213,119
General Mills Inc.	22,369	1,536,303
Hershey Co. (The)	2,536	499,770
Hormel Foods Corp.	10,420	494,637
JM Smucker Co. (The)	4,003	562,742
Kellogg Co.	9,450	595,350
Kraft Heinz Co. (The)	26,438	946,480
Lamb Weston Holdings Inc.	3,102	199,179
McCormick & Co. Inc./MD, NVS	5,509	552,608
Mondelez International Inc., Class A	51,635	3,461,094
Tyson Foods Inc., Class A	10,977	997,700
		13,066,832
Gas Utilities — 0.1%
Atmos Energy Corp.	4,888	524,091
UGI Corp.	7,720	350,102
		874,193
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	35,647	4,543,567
Baxter International Inc.	10,496	896,778
Becton Dickinson and Co.	10,636	2,703,033
Boston Scientific Corp.(a)	37,579	1,612,139
DENTSPLY SIRONA Inc.	3,440	183,765
Hologic Inc.(a)	3,816	268,036
Medtronic PLC	49,804	5,154,216
Stryker Corp.	8,572	2,126,284
Zimmer Biomet Holdings Inc.	4,549	559,618
		18,047,436
Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	5,524	752,369
Anthem Inc.	8,985	3,962,295
Cardinal Health Inc.	10,408	536,740
Centene Corp.(a)	21,547	1,675,495
Chemed Corp.	272	127,543
Cigna Corp.	12,239	2,820,600
CVS Health Corp.	48,851	5,203,120
DaVita Inc.(a)	2,408	260,955
HCA Healthcare Inc.	8,877	2,130,924
Henry Schein Inc.(a)	5,119	385,461
Humana Inc.	4,768	1,871,440
Laboratory Corp. of America Holdings(a)	3,535	959,257
McKesson Corp.	5,640	1,447,901
Molina Healthcare Inc.(a)	906	263,175
Quest Diagnostics Inc.	4,530	611,641

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Inc.	34,854	$16,470,955
Universal Health Services Inc., Class B	2,699	351,032
		39,830,903
Health Care Technology — 0.1%
Cerner Corp.	6,262	571,095
Teladoc Health Inc.(a)	3,634	278,764
		849,859
Hotels, Restaurants & Leisure — 1.4%
Aramark	9,424	323,149
Carnival Corp.(a)	29,706	588,476
Darden Restaurants Inc.	3,251	454,717
Expedia Group Inc.(a)	5,393	988,483
Las Vegas Sands Corp.(a)	12,695	556,041
McDonald's Corp.	16,137	4,186,745
MGM Resorts International	8,853	378,200
Norwegian Cruise Line Holdings Ltd.(a)	13,664	284,621
Royal Caribbean Cruises Ltd.(a)	8,281	644,345
Starbucks Corp.	21,870	2,150,258
Wynn Resorts Ltd.(a)	3,886	332,059
Yum! Brands Inc.	3,284	411,058
		11,298,152
Household Durables — 0.5%
DR Horton Inc.	5,530	493,387
Garmin Ltd.	2,524	314,036
Lennar Corp., Class A	10,124	973,018
Lennar Corp., Class B	589	47,550
Mohawk Industries Inc.(a)	2,024	319,529
Newell Brands Inc.	13,979	324,452
NVR Inc.(a)	57	303,651
PulteGroup Inc.	9,349	492,599
Toll Brothers Inc.	4,226	249,207
Whirlpool Corp.	2,242	471,246
		3,988,675
Household Products — 2.4%
Church & Dwight Co. Inc.	4,473	459,153
Clorox Co. (The)	4,537	761,581
Colgate-Palmolive Co.	31,222	2,574,254
Kimberly-Clark Corp.	12,493	1,719,662
Procter & Gamble Co. (The)	89,553	14,368,779
		19,883,429
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	24,621	546,094
Vistra Corp.	17,824	388,741
		934,835
Industrial Conglomerates — 1.7%
3M Co.	21,327	3,540,708
General Electric Co.	40,643	3,839,951
Honeywell International Inc.	25,476	5,209,332
Roper Technologies Inc.	2,173	949,949
		13,539,940
Insurance — 3.1%
Aflac Inc.	22,475	1,411,879
Alleghany Corp.(a)	249	165,336
Allstate Corp. (The)	10,585	1,277,292
American Financial Group Inc./OH	2,442	318,144
American International Group Inc.	30,799	1,778,642
Aon PLC, Class A	4,892	1,352,344
Arch Capital Group Ltd.(a)	7,271	336,793
Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	2,760	$435,914
Assurant Inc.	2,105	321,034
Chubb Ltd.	15,949	3,146,419
Cincinnati Financial Corp.	2,427	285,973
Erie Indemnity Co., Class A, NVS	424	78,058
Everest Re Group Ltd.	775	219,635
Fidelity National Financial Inc.	10,507	529,027
First American Financial Corp.	2,343	174,577
Globe Life Inc.	3,429	350,787
Hartford Financial Services Group Inc. (The)	12,570	903,406
Lincoln National Corp.	6,272	438,915
Loews Corp.	7,401	441,544
Markel Corp.(a)	511	629,930
Marsh & McLennan Companies Inc.	10,583	1,625,972
MetLife Inc.	26,521	1,778,498
Old Republic International Corp.	10,543	270,217
Principal Financial Group Inc.	9,103	665,065
Progressive Corp. (The)	21,678	2,355,531
Prudential Financial Inc.	13,957	1,557,182
Reinsurance Group of America Inc.	2,495	286,501
Travelers Companies Inc. (The)	9,085	1,509,745
W R Berkley Corp.	1,893	159,959
Willis Towers Watson PLC	2,537	593,557
		25,397,876
Interactive Media & Services — 1.3%
IAC/InterActiveCorp.(a)(b)	1,426	194,706
Match Group Inc.(a)	6,340	714,518
Meta Platforms Inc, Class A(a)	30,497	9,553,490
Twitter Inc.(a)	10,618	398,281
		10,860,995
Internet & Direct Marketing Retail — 0.2%
DoorDash Inc., Class A(a)	1,693	192,139
eBay Inc.	23,118	1,388,698
		1,580,837
IT Services — 3.5%
Accenture PLC, Class A	14,010	4,953,656
Akamai Technologies Inc.(a)	3,482	398,863
Automatic Data Processing Inc.	10,153	2,093,244
Broadridge Financial Solutions Inc.	1,343	213,832
Cognizant Technology Solutions Corp., Class A	19,396	1,656,806
Concentrix Corp.	501	100,696
DXC Technology Co.(a)	9,315	280,195
Fidelity National Information Services Inc.	22,560	2,705,395
Fiserv Inc.(a)(b)	22,024	2,327,937
FleetCor Technologies Inc.(a)	1,517	361,440
Genpact Ltd.	2,962	147,360
Global Payments Inc.	7,160	1,073,141
International Business Machines Corp.	33,187	4,432,788
Jack Henry & Associates Inc.	1,262	211,776
Paychex Inc.	8,579	1,010,263
Visa Inc., Class A	26,323	5,953,473
Western Union Co. (The)	14,845	280,719
		28,201,584
Leisure Products — 0.1%
Brunswick Corp./DE	1,482	134,551
Hasbro Inc.	2,070	191,434
Mattel Inc.(a)	8,720	182,422
		508,407

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	4,320	$601,862
IQVIA Holdings Inc.(a)	3,033	742,782
PerkinElmer Inc.	2,611	449,536
Syneos Health Inc.(a)	2,255	204,213
Thermo Fisher Scientific Inc.	7,521	4,371,957
		6,370,350
Machinery — 1.7%
AGCO Corp.	1,167	136,772
Caterpillar Inc.	13,733	2,768,024
Cummins Inc.	5,282	1,166,688
Deere & Co.	4,487	1,688,907
Donaldson Co. Inc.	2,637	146,775
Dover Corp.	2,362	401,327
Fortive Corp.	5,639	397,775
Illinois Tool Works Inc.	7,930	1,854,986
Ingersoll Rand Inc.	4,967	279,195
ITT Inc.	982	90,265
Lincoln Electric Holdings Inc.	1,112	142,158
Middleby Corp. (The)(a)	953	176,496
Oshkosh Corp.	2,536	288,622
Otis Worldwide Corp.	7,946	678,827
PACCAR Inc.	7,402	688,312
Parker-Hannifin Corp.	2,961	917,940
Pentair PLC	2,164	137,847
Snap-on Inc.	1,983	412,960
Stanley Black & Decker Inc.	4,039	705,411
Toro Co. (The)	1,373	132,604
Westinghouse Air Brake Technologies Corp.	6,900	613,410
		13,825,301
Media — 1.7%
Cable One Inc.	78	120,489
Charter Communications Inc., Class A(a)	1,892	1,122,599
Comcast Corp., Class A	168,730	8,434,813
Discovery Inc., Class A(a)(b)	6,512	181,750
Discovery Inc., Class C, NVS(a)(b)	11,217	306,785
DISH Network Corp., Class A(a)	9,223	289,602
Fox Corp., Class A, NVS	11,828	480,335
Fox Corp., Class B	5,432	201,962
Interpublic Group of Companies Inc. (The)	14,541	516,787
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	1,279	59,154
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	2,595	120,745
News Corp., Class A, NVS	14,515	322,814
News Corp., Class B	4,677	104,016
Omnicom Group Inc.	7,850	591,576
Sirius XM Holdings Inc.(b)	20,801	132,294
ViacomCBS Inc., Class A	401	14,669
ViacomCBS Inc., Class B, NVS	22,406	749,481
		13,749,871
Metals & Mining — 0.6%
Alcoa Corp.	6,910	391,866
Cleveland-Cliffs Inc.(a)	16,804	288,021
Freeport-McMoRan Inc.	27,554	1,025,560
Newmont Corp.	29,576	1,809,164
Nucor Corp.	5,473	554,962
Reliance Steel & Aluminum Co.	2,315	353,917
Southern Copper Corp.	2,431	155,317
Steel Dynamics Inc.	6,962	386,530
		4,965,337
Security	Shares	Value

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	19,384	$288,628
Annaly Capital Management Inc.	53,550	423,045
Starwood Property Trust Inc.	11,248	278,388
		990,061
Multi-Utilities — 1.4%
Ameren Corp.	9,514	844,273
CenterPoint Energy Inc.	23,356	662,376
CMS Energy Corp.	10,698	688,737
Consolidated Edison Inc.	13,065	1,129,469
Dominion Energy Inc.	30,011	2,420,687
DTE Energy Co.	7,221	869,625
NiSource Inc.	14,503	423,198
Public Service Enterprise Group Inc.	18,673	1,242,315
Sempra Energy	11,850	1,637,196
WEC Energy Group Inc.	11,650	1,130,516
		11,048,392
Multiline Retail — 0.7%
Dollar General Corp.	8,655	1,804,394
Dollar Tree Inc.(a)	8,307	1,090,045
Kohl’s Corp.	5,558	331,868
Macy's Inc.	11,532	295,219
Target Corp.	10,637	2,344,714
		5,866,240
Oil, Gas & Consumable Fuels — 5.3%
APA Corp.	13,415	445,512
Chevron Corp.	71,337	9,368,688
ConocoPhillips	48,809	4,325,453
Continental Resources Inc./OK	2,231	115,878
Coterra Energy Inc.	30,045	657,985
Devon Energy Corp.	23,249	1,175,702
Diamondback Energy Inc.	6,288	793,294
EOG Resources Inc.	21,679	2,416,775
Exxon Mobil Corp.	156,669	11,900,577
Hess Corp.	5,739	529,652
Kinder Morgan Inc.	72,009	1,250,076
Marathon Oil Corp.	28,749	559,743
Marathon Petroleum Corp.	22,732	1,631,021
Occidental Petroleum Corp.	19,152	721,456
ONEOK Inc.	16,601	1,007,349
Ovintiv Inc.	9,640	374,032
Phillips 66	16,182	1,372,072
Pioneer Natural Resources Co.	8,422	1,843,492
Targa Resources Corp.	3,784	223,559
Valero Energy Corp.	10,109	838,744
Williams Companies Inc. (The)	44,870	1,343,408
		42,894,468
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	3,157	984,321

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	82,141	5,330,130
Eli Lilly & Co.	10,876	2,668,862
Jazz Pharmaceuticals PLC(a)	2,268	315,048
Johnson & Johnson	97,423	16,785,009
Merck & Co. Inc.	93,476	7,616,424
Organon & Co.	9,362	298,741
Pfizer Inc.	207,712	10,944,345
Royalty Pharma PLC, Class A	13,164	526,692

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Viatris Inc.	44,661	$668,575
		45,153,826
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	3,213	246,534
Clarivate PLC(a)(b)	5,644	92,900
Dun & Bradstreet Holdings Inc.(a)	3,683	73,881
IHS Markit Ltd.	8,781	1,025,533
Jacobs Engineering Group Inc.	2,939	382,599
Leidos Holdings Inc.	5,184	463,709
Nielsen Holdings PLC	13,248	249,857
Robert Half International Inc.	1,359	153,920
		2,688,933
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	6,616	670,466
Jones Lang LaSalle Inc.(a)	1,865	467,723
		1,138,189
Road & Rail — 1.3%
AMERCO.	147	89,516
Avis Budget Group Inc.(a)	743	130,902
CSX Corp.	61,958	2,120,203
Knight-Swift Transportation Holdings Inc.	3,565	201,708
Norfolk Southern Corp.	6,838	1,859,867
Union Pacific Corp.	23,790	5,817,844
XPO Logistics Inc.(a)	2,501	165,491
		10,385,531
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices Inc.	13,805	2,263,606
Applied Materials Inc.	13,390	1,850,230
Broadcom Inc.	10,304	6,036,907
First Solar Inc.(a)	2,111	165,460
Intel Corp.	150,505	7,347,654
KLA Corp.	2,678	1,042,465
Lam Research Corp.	3,018	1,780,379
Microchip Technology Inc.	15,090	1,169,173
Micron Technology Inc.	41,407	3,406,554
MKS Instruments Inc.	861	133,739
NXP Semiconductors NV	4,673	960,021
Qorvo Inc.(a)	1,699	233,239
QUALCOMM Inc.	19,074	3,352,446
Skyworks Solutions Inc.	1,761	258,022
Texas Instruments Inc.	25,481	4,573,585
Wolfspeed Inc.(a)	2,494	235,035
Xilinx Inc.	4,807	930,395
		35,738,910
Software — 0.8%
Black Knight Inc.(a)	2,436	181,726
Cadence Design Systems Inc.(a)	3,609	549,073
Citrix Systems Inc.	2,944	300,111
Guidewire Software Inc.(a)	1,667	168,100
NortonLifeLock Inc.	21,484	558,799
Oracle Corp.	44,860	3,640,838
SS&C Technologies Holdings Inc.	4,770	380,980
VMware Inc., Class A	2,572	330,450
		6,110,077
Specialty Retail — 2.9%
Advance Auto Parts Inc.	1,333	308,603
AutoNation Inc.(a)	1,476	160,884
AutoZone Inc.(a)	451	895,844
Security	Shares	Value

Specialty Retail (continued)
Bath & Body Works Inc.	3,366	$188,732
Best Buy Co. Inc.	8,174	811,515
CarMax Inc.(a)(b)	2,479	275,591
GameStop Corp., Class A(a)(b)	1,346	146,620
Gap Inc. (The)	7,916	143,042
Home Depot Inc. (The)	28,985	10,636,915
Lithia Motors Inc.	534	155,997
Lowe's Companies Inc.	25,624	6,081,856
O'Reilly Automotive Inc.(a)	1,912	1,246,146
Penske Automotive Group Inc.	1,129	114,740
Ross Stores Inc.	7,393	722,666
TJX Companies Inc. (The)	20,331	1,463,222
Tractor Supply Co.	1,611	351,697
Williams-Sonoma Inc.	1,575	252,851
		23,956,921
Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	228,795	39,988,790
Dell Technologies Inc., Class C(a)	10,866	617,298
Hewlett Packard Enterprise Co.	48,304	788,804
HP Inc.	42,560	1,563,229
NetApp Inc.	4,743	410,317
Seagate Technology Holdings PLC	7,565	810,590
Western Digital Corp.(a)	11,507	595,372
		44,774,400
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.(a)	3,564	214,089
PVH Corp.	2,624	249,306
Tapestry Inc.	10,163	385,686
Under Armour Inc., Class A(a)	4,588	86,392
Under Armour Inc., Class C, NVS(a)	5,232	83,660
		1,019,133
Tobacco — 1.2%
Altria Group Inc.	67,998	3,459,738
Philip Morris International Inc.	57,613	5,925,497
		9,385,235
Trading Companies & Distributors — 0.2%
Fastenal Co.	10,618	601,828
United Rentals Inc.(a)	1,140	364,937
Watsco Inc.	548	154,843
WW Grainger Inc.	809	400,544
		1,522,152
Water Utilities — 0.1%
American Water Works Co. Inc.	3,191	513,113
Essential Utilities Inc.	3,979	193,936
		707,049
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	21,756	2,353,347

Total Common Stocks — 99.8%
(Cost: $690,664,083)		811,127,476

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	3,630,898	3,631,988

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	870,000	$870,000
		4,501,988

Total Short-Term Investments — 0.5%
(Cost: $4,501,988)		4,501,988

Total Investments in Securities — 100.3%
(Cost: $695,166,071)		815,629,464

Other Assets, Less Liabilities — (0.3)%		(2,619,150)

Net Assets — 100.0%		$813,010,314

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,531,709	$2,100,927	(a)	$—		$(650)	$2	$3,631,988	3,630,898	$4,189	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,890,000	—		(1,020,000	)(a)	—	—	870,000	870,000	64		—
BlackRock Inc.	3,959,677	718,406		(335,724)		4,388	1,668	4,348,415	5,284	65,506		—
						$3,738	$1,670	$8,850,403		$69,759		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	10	03/18/22	$764	$(9,602)
E-Mini Financial Select Sector Index	7	03/18/22	841	(19,188)
S&P 500 E-Mini Index	1	03/18/22	225	7,260
				$(21,530)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Value ETF
January 31, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$811,127,476	$—	$—	$811,127,476
Money Market Funds	4,501,988	—	—	4,501,988
	$815,629,464	$—	$—	$815,629,464
Derivative financial instruments(a)
Assets
Futures Contracts	$7,260	$—	$—	$7,260
Liabilities
Futures Contracts	(28,790)	—	—	(28,790)
	$(21,530)	$—	$—	$(21,530)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust